Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	CALVERT IMPACT FUND INC
Central Index Key	0001121624
Amendment Flag	false
Document Creation Date	Jun. 15, 2018
Document Effective Date	Jun. 15, 2018
Prospectus Date	Feb. 01, 2018
Calvert Global Energy Solutions Fund | Class A
Risk/Return:
Trading Symbol	CGAEX
Calvert Global Energy Solutions Fund | Class C
Risk/Return:
Trading Symbol	CGACX
Calvert Global Energy Solutions Fund | Class I
Risk/Return:
Trading Symbol	CAEIX
Calvert Global Water Fund | Class A
Risk/Return:
Trading Symbol	CFWAX
Calvert Global Water Fund | Class C
Risk/Return:
Trading Symbol	CFWCX
Calvert Global Water Fund | Class I
Risk/Return:
Trading Symbol	CFWIX